INVESTMENTS IN JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Schedule of New Joint Ventures
During the year ended December 31, 2012 and 2011, Kennedy Wilson made $178.7 million and $105.4 million, respectively, in contributions to new and existing joint venture investment of which $149.5 million and $63.6 million, respectively, were contributed to new joint ventures, respectively, and were invested in the following types of properties:

		Year Ended December 31, 2012		Year Ended December 31, 2011
			Kennedy Wilson		Kennedy Wilson
Investment Type	Region	Number of Properties	Initial Contribution	Number of Properties	Initial Contribution
Multifamily Properties	Western U.S.	5	$22,873,000	8	$19,935,000
Multifamily Properties	Ireland	2	34,328,000	—	—
Residential	Western U.S.	2	19,625,000	2	17,942,000
Commercial Properties	Western U.S.	9	26,894,000	5	25,756,000
Commercial Properties	Ireland	2	45,827,000	—	—
Total		20	$149,547,000	15	$63,633,000

Joint Venture Summarized Financial Data, Balance Sheet
Summarized financial data of the joint ventures is as follows:

	December 31, 2012			December 31, 2011
	Greater than 20% (1)	Other	Total	Greater than 20% (1)	Other	Total
Balance sheets for equity method investments:
Assets
Cash and restricted cash	$7,727,000	$75,650,000	$83,377,000	$1,923,000	$63,369,000	$65,292,000
Real estate	311,080,000	3,065,241,000	3,376,321,000	314,975,000	2,878,497,000	3,193,472,000
Loan pool participation (2)	137,119,000	—	137,119,000	344,831,000	—	344,831,000
Other	11,594,000	210,671,000	222,265,000	5,308,000	167,678,000	172,986,000
Total assets (3)	$467,520,000	$3,351,562,000	$3,819,082,000	$667,037,000	$3,109,544,000	$3,776,581,000

Liabilities
Debt	$139,796,000	$1,977,491,000	$2,117,287,000	$449,991,000	$1,737,194,000	$2,187,185,000
Other	4,156,000	61,607,000	65,763,000	4,641,000	68,517,000	73,158,000
Total liabilities	143,952,000	2,039,098,000	2,183,050,000	454,632,000	1,805,711,000	2,260,343,000
Partners’ capital
Kennedy Wilson - investments in joint ventures	35,208,000	483,666,000	518,874,000	24,340,000	303,731,000	328,071,000
Other partners	176,591,000	828,798,000	1,005,389,000	68,825,000	1,000,102,000	1,068,927,000
Total partners' capital-investments in joint ventures	211,799,000	1,312,464,000	1,524,263,000	93,165,000	1,303,833,000	1,396,998,000
Kennedy Wilson - investments in loan pool participation (2)	60,353,000	—	60,353,000	61,262,000	—	61,262,000
Other partners	51,416,000	—	51,416,000	57,978,000	—	57,978,000
Total partners' capital - investments in loan pool participation	111,769,000	—	111,769,000	119,240,000	—	119,240,000
Total liabilities and partners’ capital	$467,520,000	$3,351,562,000	$3,819,082,000	$667,037,000	$3,109,544,000	$3,776,581,000
Total investments are comprised of the following:

	December 31, 2012			December 31, 2011
	Greater than 20% (1)	Other	Total	Greater than 20% (1)	Other	Total
Equity method	$35,208,000	$483,666,000	$518,874,000	$24,340,000	$303,731,000	$328,071,000
Unrealized gain on fair value option	18,649,000	—	18,649,000	10,794,000	—	10,794,000
	53,857,000	483,666,000	537,523,000	35,134,000	303,731,000	338,865,000
Cost method	—	5,670,000	5,670,000	—	4,502,000	4,502,000
Total Investments in joint ventures	$53,857,000	$489,336,000	$543,193,000	$35,134,000	$308,233,000	$343,367,000

Loan pool participation (2)	$60,353,000	$—		$61,262,000	$—
—————
(1)    Equity in income from the joint venture or income from loan pool participation for the year ended December 31, 2012, 2011 or 2010 exceeds 20% of Kennedy-Wilson's income from continuing operations before income taxes for the year ended December 31, 2012, 2011 or 2010. No individual investments in joint ventures or loan pool participation exceeds 20% of the total assets of Kennedy-Wilson as of December 31, 2012 or 2011.
(2)    This loan pool has been included in the investment in joint ventures footnote greater than 20% column as this entity was determined to be a significant subsidiary for purposes of S-X §210.3-09. See further discussion on this loan pool participation in note 6. The other investments in loan pool participation were excluded as they were determined to be not significant subsidiaries.
(3)    The balance sheets and income statements include all investments in joint ventures as well as an investment in a loan pool participation, which was determined to be significant subsidiaries for the purposes of S-X §210.3-09.

Joint Venture Summarized Financial Data, Income Statement

	Year Ended December 31, 2012			Year Ended December 31, 2011
	Greater than 20% (1)	Other	Total	Greater than 20% (1)	Other	Total
Statements of income:
Revenues	$38,235,000	$532,491,000	$570,726,000	$45,817,000	$249,096,000	$294,913,000
Depreciation	(4,138,000)	72,562,000	68,424,000	10,238,000	48,361,000	58,599,000
Interest	22,031,000	87,893,000	109,924,000	13,950,000	69,282,000	83,232,000
Other expenses	(652,000)	337,611,000	336,959,000	16,542,000	127,785,000	144,327,000
Total expenses	17,241,000	498,066,000	515,307,000	40,730,000	245,428,000	286,158,000
Gains on extinguishment of debt	—	—	—	—	9,351,000	9,351,000
Net income (3)	$20,994,000	$34,425,000	$55,419,000	$5,087,000	$13,019,000	$18,106,000
Net income allocation:
Kennedy Wilson - investments in joint ventures	$(3,315,000)	$16,987,000	$13,672,000	$1,274,000	$7,823,000	$9,097,000
Other partners	16,198,000	17,438,000	33,636,000	3,302,000	5,196,000	8,498,000
Net income from investments in joint ventures	$12,883,000	$34,425,000	$47,308,000	$4,576,000	$13,019,000	$17,595,000
Kennedy Wilson - investments in loan pool participation (2)	$7,869,000			$1,400,000
Other partners	242,000			(889,000)
Net income from investments in loan participation	8,111,000			511,000
Net income (3)	$20,994,000			$5,087,000

	Year Ended December 31, 2010
	Greater than 20% (1)	Other	Total
Statements of income:
Revenues	$58,843,000	$142,098,000	$200,941,000
Depreciation	16,318,000	40,512,000	56,830,000
Interest	18,412,000	48,806,000	67,218,000
Other expenses	34,615,000	77,670,000	112,285,000
Total expenses	69,345,000	166,988,000	236,333,000
Gains on extinguishment of debt	9,092,000	4,734,000	13,826,000
Net loss	$(1,410,000)	$(20,156,000)	$(21,566,000)
Net income allocation:
Kennedy Wilson	$5,568,000	$2,503,000	$8,071,000
Other partners	(6,978,000)	(22,659,000)	(29,637,000)
Net loss	$(1,410,000)	$(20,156,000)	$(21,566,000)
Equity in joint venture income for the years ended December 31:

	2012	2011	2010
Net income allocation	$13,672,000	$9,097,000	$8,071,000
Unrealized gain on fair value option	7,855,000	3,410,000	2,477,000
Total equity in joint venture income	$21,527,000	$12,507,000	$10,548,000
Participation income allocation	$7,869,000	$1,400,000	$—
—————
(1)    See discussion above.
(2)    See discussion above.